TAXATION - Additional information (Details) $ in Millions		12 Months Ended				24 Months Ended	36 Months Ended
	Mar. 16, 2007	Dec. 31, 2021 CNY (¥) entity	Dec. 31, 2021 HKD ($) entity	Dec. 31, 2020 CNY (¥) entity	Dec. 31, 2019 CNY (¥) entity	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018
Taxation
Statutory income tax rate (in percent)		25.00%	25.00%	25.00%	25.00%
Share-based compensation expenses		¥ 1,538,287,000		¥ 2,252,589,000	¥ 2,955,590,000
Net operating loss carryforwards		8,925,600,000		6,347,100,000	7,054,800,000			¥ 6,347,100,000
Deferred tax assets arose from net operating loss carryforwards provided for full valuation allowance		2,153,800,000		1,483,900,000	1,475,600,000			1,483,900,000
Net operating loss carrying forward expected to be utilized prior to expiration		56,600,000		0	800,000			0
net operating loss carryforwards will expire in the years ending December 31, 2022 through 2026		8,925,600,000
Income tax accrued on undistributed earnings		0		¥ 0	¥ 0			¥ 0
Undistributed profits from the PRC subsidiaries and VIEs for which no withholding tax had been accrued		¥ 19,389,000,000
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		10.00%	10.00%
Unrecognized Tax liabilities		¥ 1,939,000,000
Enterprises within Catalogue of Encouraged Industries in Western Regions
Taxation
Preferential income tax rate (in percent)		15.00%	15.00%	15.00%	15.00%
Hongkong
Taxation
Tax rate on assessable profits on the first HK dollar 2 million		8.25%	8.25%
Assessable profits, under which the tax rate is 8.25%. | $			$ 2
Assessable profits, under which the tax rate is 16.5%. | $			$ 2
Statutory income tax rate (in percent)		16.50%	16.50%
Foreign investor ownership in the shares of VIE		25.00%	25.00%
Hongkong | Maximum
Taxation
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		5.00%	5.00%
CN
Taxation
Statutory income tax rate (in percent)	25.00%
CN | Enterprises within Catalogue of Encouraged Industries in Western Regions
Taxation
Number of entities qualified | entity		6	6	6	3
Non-China operations
Taxation
Share-based compensation expenses		¥ 1,538,300,000		¥ 2,252,600,000	¥ 2,955,600,000
Amortization of the advertising resources and consumption of other marketing and cloud services provided by Tencent		10,400,000		175,700,000	563,600,000
Gains from investment in wealth management products		¥ 502,400,000		¥ 226,900,000	¥ 0
Beike Zhaofang
Taxation
Tax exemption period		2 years	2 years
Percentage of reduction in income tax for the next three years		50.00%	50.00%
Income tax reduction period		3 years	3 years
Beike Zhaofang | High and new technology enterprise
Taxation
Preferential income tax rate (in percent)							15.00%		15.00%
Beike Zhaofang | Software enterprise
Taxation
Preferential income tax rate (in percent)						15.00%		12.50%